Basic and Diluted Net Loss (Profit) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS (PROFIT) PER SHARE

NOTE 12:- BASIC AND DILUTED NET LOSS (PROFIT) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
Basic net loss (profit) per share	2020	2019	2018
Numerator:

Allocation of net loss (profit)	$36,869	$6,905	$(5,917)
Preferred share preference	3,933	6,422	4,439
Net income allocated to preferred shareholders	-	-	1,389
Deemed dividend	2,114	-	-

Allocation of net loss (profit) attributable to Ordinary shareholders	$42,916	$13,327	$(89)

Denominator:
Weighted average Ordinary shares outstanding	9,582,405	562,451	561,113

Basic net loss (profit) per share	$4.48	$23.69	$(0.16)

Diluted net loss (profit) per share:

Numerator:
Allocation of net loss (profit) attributable for basic computation	$42,916	$13,327	$(89)

Revaluation of warrants to convertible preferred shares	-	-	616
Allocation of net loss attributable to Ordinary shareholders	$42,916	$13,327	$527

Denominator:

Number of shares used in basic calculation	9,582,405	562,451	561,113
Weighted average effect of dilutive securities Warrants to convertible preferred shares	-	-	52,245
Number of shares used in diluted calculation	9,582,405	562,451	613,358

Diluted net loss (profit) per share	$4.48	$23.69	$0.86